BlackRock Event Driven Equity Fund

Supplement dated May 13, 2015 to the Summary Prospectus, Prospectus and Statement of Additional Information of BlackRock Event Driven Equity Fund (the “Fund”), dated May 8, 2015

The Fund is currently closed to new investors. On or about July 27, 2015, the Fund expects to re-open to new investors.

Shareholders should retain this Supplement for future reference.

 PRSAI-EDE-0515SUP